Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	$ 47,801	$ 49,496
Liabilities, carrying amount	26,717	25,471
Level 3 | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	12,863	13,401
Liabilities, fair value	12,863	13,401
Level 3 | Notes Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	4,164	4,196
Liabilities, fair value	4,164	4,196
Level 3 | Bonds, Mortgages and Other Long-Term Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	1,820	1,850
Liabilities, fair value	1,820	1,850
Level 3 | Convertible Note Payable, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	1,519	1,267
Liabilities, fair value	1,846	1,267
Receivables | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	5,471	2,573
Assets, fair value	5,471	2,573
Notes Receivable [Member] | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	63	67
Assets, fair value	63	67
Notes Receivable Related Parties, Noncurrent | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount		64
Assets, fair value		64
Equity Securities, At Cost | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	486	472
Assets, fair value	$ 486	472
Equity Securities, At Fair Value | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount		1
Assets, fair value		$ 1